DISTRIBUTING LADDER ETFS

NORTHERN FUNDS PROSPECTUS

TAX‑EXEMPT DISTRIBUTING LADDER ETFS
FUND	TICKER	STOCK EXCHANGE
NORTHERN TRUST 2030 TAX‑EXEMPT DISTRIBUTING LADDER ETF	MUNA	NYSE Arca, Inc.
NORTHERN TRUST 2035 TAX‑EXEMPT DISTRIBUTING LADDER ETF	MUNB	NYSE Arca, Inc.
NORTHERN TRUST 2045 TAX‑EXEMPT DISTRIBUTING LADDER ETF	MUNC	NYSE Arca, Inc.
NORTHERN TRUST 2055 TAX‑EXEMPT DISTRIBUTING LADDER ETF	MUND	NYSE Arca, Inc.

INFLATION-LINKED DISTRIBUTING LADDER ETFS
FUND	TICKER	STOCK EXCHANGE
NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF	TIPA	NYSE Arca, Inc.
NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF	TIPB	NYSE Arca, Inc.
NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF	TIPC	NYSE Arca, Inc.
NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF	TIPD	NYSE Arca, Inc.
Prospectus dated August 6, 2025, as amended November 28, 2025

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. An investment in a Fund involves investment risks, including possible loss of principal.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS

3	FUND SUMMARIES

	3	NORTHERN TRUST 2030 TAX‑EXEMPT DISTRIBUTING LADDER ETF

	8	NORTHERN TRUST 2035 TAX‑EXEMPT DISTRIBUTING LADDER ETF

	13	NORTHERN TRUST 2045 TAX‑EXEMPT DISTRIBUTING LADDER ETF

	18	NORTHERN TRUST 2055 TAX‑EXEMPT DISTRIBUTING LADDER ETF

	23	NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

	28	NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF

	33	NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF

	38	NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF

43	INVESTMENT ADVISER

44	MANAGEMENT FEES

45	FUND MANAGEMENT

46	OTHER FUND SERVICES

47	PURCHASING AND SELLING SHARES

48	ACCOUNT POLICIES AND OTHER INFORMATION

50	DIVIDENDS AND DISTRIBUTIONS

51	TAX CONSIDERATIONS

54	SECURITIES, TECHNIQUES AND RISKS

	54	ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

66	FINANCIAL HIGHLIGHTS

68	FOR MORE INFORMATION

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FUND SUMMARIES

NORTHERN TRUST 2030 TAX‑EXEMPT DISTRIBUTING LADDER ETF

INVESTMENT OBJECTIVE
The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2030.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.18%

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	0.18%

(1)
The management fee is structured as a “unitary management fee,” out of which the Fund’s investment adviser, Northern Trust Investments, Inc. (“NTI”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: (i) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$18	$58
PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the year 2030 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to investors in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund will initially be comprised of five rungs with clusters of maturities throughout 2026, 2027, 2028, 2029 and 2030. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax (“tax‑exempt bonds”). A tax‑exempt bond is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. The tax‑exempt bonds in which the Fund invests may include:

∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;

∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;

∎	Industrial development bonds;

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∎	Moral obligation bonds;

∎	Tax‑exempt derivative instruments;

∎	Stand‑by commitments;

∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions; and

∎	Variable rate demand obligations.
The Fund primarily invests in investment grade tax‑exempt bonds that are rated within the top three rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI. Credit ratings are determined at the time of purchase.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
MUNICIPAL INVESTMENTS RISK is the risk that the value of a municipal security generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect a municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. The Fund may be more sensitive to adverse economic, business, political or public health developments if it focuses its assets in municipal bonds that are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds), or in municipal securities of a particular state or territory. While income earned on municipal securities is generally not subject to federal tax, the failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Further, inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities, which has resulted in increased municipal security price volatility and trading costs, particularly during periods of economic or market stress.
MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by volatility in the municipal market. The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of the issuers of municipal securities.
MUNICIPAL TAX LIABILITY RISK is the risk that shareholders of the Fund could be subject to tax liabilities. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for regular federal income tax purposes. Subsequent to the Fund’s acquisition of a municipal security, however, the municipal security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as exempt-interest dividends could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including its derivative holdings, may result in the receipt of taxable income or gains by the Fund.
FUND TERMINATION RISK is the risk that, unlike an investment in a traditional investment company with perpetual existence, the Fund is designed to liquidate in the terminal year and thus a shareholder of the Fund will not receive distributions from the Fund beyond the terminal year. In addition, investors considering purchasing Fund shares should consider the price of the shares and the remaining term of the Fund at that time prior to making such a decision.

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NORTHERN TRUST 2030 TAX‑EXEMPT DISTRIBUTING LADDER ETF

FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK is the risk that the Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount during any particular rung or upon liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as principal payments or liquidation proceeds upon the Fund’s liquidation is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
INCOME RISK is the risk that the Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, or the Fund otherwise needs to purchase additional bonds.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and assets from new creates are invested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
RETURN OF CAPITAL/DISTRIBUTION RISK is the risk that the Fund’s distributions will involve a return of capital, which, although not generally taxable, may lower a shareholder’s basis in the Fund’s shares, thus potentially subjecting the shareholder to future tax consequences in connection with the sale of Fund shares, even if sold at a loss to the shareholder’s original investment. In addition, while the Fund seeks to provide periodic distributions, there is no guarantee that the Fund will make a distribution (i) at any specific interval or (ii) comprised of only dividend income. When the Fund does make distributions, the amounts and tax characterization of such distributions will likely vary from one distribution to the next and could vary significantly, particularly when paying returns of capital upon maturity of the underlying bonds. Shareholders should also be aware that any distribution may be re-characterized for tax purposes at year-end, which may result in a portion or different portion of prior distributions being re-characterized as returns of capital or as dividend income. Further, the Fund will make distributions to shareholders in the Fund as of the record date for such distributions and, therefore, shareholders should not expect to recoup portions of their investment in connection with any distribution. Shareholders that purchase Fund shares shortly before the record date for a distribution may receive a distribution that includes a return of capital, which will result in a reduction in the shareholders’ basis in the Fund’s shares. Shareholders should review the Fund’s anticipated distribution schedule before making an investment in the Fund.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such

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NORTHERN TRUST 2030 TAX‑EXEMPT DISTRIBUTING LADDER ETF

changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.
CASH TRANSACTIONS RISK is the risk from the Fund effecting creation and redemption orders of its shares entirely for cash, rather than for in‑kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax‑efficient than an investment in an ETF that meets redemption orders entirely in‑kind with portfolio securities. The use of all cash creation and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid‑ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.
AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.
VALUATION RISK is the risk that the purchase or sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
NON‑DIVERSIFICATION RISK A non‑diversified fund may invest a larger portion of its assets in securities issued by or representing a smaller number of issuers than a diversified fund. As a result, a Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.
MANAGEMENT RISK. The investment adviser will make investment decisions for the Fund, but there can be no guarantee that these decisions will produce the intended results or that the Fund will achieve its investment objective. The investment adviser manages the Fund’s laddered bond strategy at the portfolio level, and there is no guarantee that investors in the Fund will experience uniform returns or returns similar to those that would be achieved if they implemented a laddered bond strategy directly. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to

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NORTHERN TRUST 2030 TAX‑EXEMPT DISTRIBUTING LADDER ETF
the investment adviser to manage a Fund and may also adversely affect the ability of a Fund to achieve its investment objective.
SMALL FUND RISK is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may liquidate prior to the anticipated liquidation date in the terminal year, thus impacting the Fund’s ability to achieve its investment objective. In addition, investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or transacting in securities at the desired prices or on desirable terms. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.
As with any fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at flexshares.com or by calling 1‑855‑353‑9383.
MANAGEMENT
INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day‑to‑day management of the Fund’s portfolio. Timothy Blair, CFA, David M. Alongi, CFA and Michael R. Chico, CFA, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund’s shares may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Fund shares in the secondary market through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid‑ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is included on the Fund’s website at flexshares.com.
TAX INFORMATION
The Fund’s distributions primarily will be “exempt interest dividends” that are generally exempt from regular federal income tax. In certain instances, dividends paid by the Fund, while exempt from regular federal income tax, may be subject to the federal AMT. State and local income taxes may apply to all or a portion of exempt-interest dividends paid by the Fund. The Fund also may make distributions taxable as ordinary income or capital gains. Tax‑exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Fund because such investors are already tax‑exempt.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), NTI and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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DISTRIBUTING LADDER ETFS

NORTHERN TRUST 2035 TAX‑EXEMPT DISTRIBUTING LADDER ETF

INVESTMENT OBJECTIVE
The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2035.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.18%

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	0.18%

(1)
The management fee is structured as a “unitary management fee,” out of which the Fund’s investment adviser, Northern Trust Investments, Inc. (“NTI”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: (i) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$18	$58
PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the year 2035 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to investors in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund will initially be comprised of 10 rungs with clusters of maturities throughout 2026 and each subsequent year through 2035. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax (“tax‑exempt bonds”). A tax‑exempt bond is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. The tax‑exempt bonds in which the Fund invests may include:

∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;

∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;

∎	Industrial development bonds;

∎	Moral obligation bonds;

∎	Tax‑exempt derivative instruments;

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∎	Stand‑by commitments;

∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions; and

∎	Variable rate demand obligations.
The Fund primarily invests in investment grade tax‑exempt bonds that are rated within the top three rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI. Credit ratings are determined at the time of purchase.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
MUNICIPAL INVESTMENTS RISK is the risk that the value of a municipal security generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect a municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. The Fund may be more sensitive to adverse economic, business, political or public health developments if it focuses its assets in municipal bonds that are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds), or in municipal securities of a particular state or territory. While income earned on municipal securities is generally not subject to federal tax, the failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Further, inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities, which has resulted in increased municipal security price volatility and trading costs, particularly during periods of economic or market stress.
MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by volatility in the municipal market. The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of the issuers of municipal securities.
MUNICIPAL TAX LIABILITY RISK is the risk that shareholders of the Fund could be subject to tax liabilities. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for regular federal income tax purposes. Subsequent to the Fund’s acquisition of a municipal security, however, the municipal security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as exempt-interest dividends could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including its derivative holdings, may result in the receipt of taxable income or gains by the Fund.
FUND TERMINATION RISK is the risk that, unlike an investment in a traditional investment company with perpetual existence, the Fund is designed to liquidate in the terminal year and thus a shareholder of the Fund will not receive distributions from the Fund beyond the terminal year. In addition, investors considering purchasing Fund shares should consider the price of the shares and the remaining term of the Fund at that time prior to making such a decision.

NORTHERN FUNDS PROSPECTUS	9	DISTRIBUTING LADDER ETFS

DISTRIBUTING LADDER ETFS

NORTHERN TRUST 2035 TAX‑EXEMPT DISTRIBUTING LADDER ETF

FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK is the risk that the Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount during any particular rung or upon liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as principal payments or liquidation proceeds upon the Fund’s liquidation is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
INCOME RISK is the risk that the Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, or the Fund otherwise needs to purchase additional bonds.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and assets from new creates are invested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
RETURN OF CAPITAL/DISTRIBUTION RISK is the risk that the Fund’s distributions will involve a return of capital, which, although not generally taxable, may lower a shareholder’s basis in the Fund’s shares, thus potentially subjecting the shareholder to future tax consequences in connection with the sale of Fund shares, even if sold at a loss to the shareholder’s original investment. In addition, while the Fund seeks to provide periodic distributions, there is no guarantee that the Fund will make a distribution (i) at any specific interval or (ii) comprised of only dividend income. When the Fund does make distributions, the amounts and tax characterization of such distributions will likely vary from one distribution to the next and could vary significantly, particularly when paying returns of capital upon maturity of the underlying bonds. Shareholders should also be aware that any distribution may be re-characterized for tax purposes at year-end, which may result in a portion or different portion of prior distributions being re-characterized as returns of capital or as dividend income. Further, the Fund will make distributions to shareholders in the Fund as of the record date for such distributions and, therefore, shareholders should not expect to recoup portions of their investment in connection with any distribution. Shareholders that purchase Fund shares shortly before the record date for a distribution may receive a distribution that includes a return of capital, which will result in a reduction in the shareholders’ basis in the Fund’s shares. Shareholders should review the Fund’s anticipated distribution schedule before making an investment in the Fund.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the

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DISTRIBUTING LADDER ETFS

NORTHERN TRUST 2035 TAX‑EXEMPT DISTRIBUTING LADDER ETF

U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.
CASH TRANSACTIONS RISK is the risk from the Fund effecting creation and redemption orders of its shares entirely for cash, rather than for in‑kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax‑efficient than an investment in an ETF that meets redemption orders entirely in‑kind with portfolio securities. The use of all cash creation and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid‑ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.
AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.
VALUATION RISK is the risk that the purchase or sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
NON‑DIVERSIFICATION RISK A non‑diversified fund may invest a larger portion of its assets in securities issued by or representing a smaller number of issuers than a diversified fund. As a result, a Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.
MANAGEMENT RISK. The investment adviser will make investment decisions for the Fund, but there can be no guarantee that these decisions will produce the intended results or that the Fund will achieve its investment objective. The investment adviser manages the Fund’s laddered bond strategy at the portfolio level, and there is no guarantee that investors in the Fund will experience uniform returns or returns similar to those that would be achieved if they implemented a laddered bond strategy directly. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to

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NORTHERN TRUST 2035 TAX‑EXEMPT DISTRIBUTING LADDER ETF

the investment adviser to manage a Fund and may also adversely affect the ability of a Fund to achieve its investment objective.
SMALL FUND RISK is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may liquidate prior to the anticipated liquidation date in the terminal year, thus impacting the Fund’s ability to achieve its investment objective. In addition, investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or transacting in securities at the desired prices or on desirable terms. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.
As with any fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at flexshares.com or by calling 1‑855‑353‑9383.
MANAGEMENT
INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day‑to‑day management of the Fund’s portfolio. Timothy Blair, CFA, David M. Alongi, CFA and Michael R. Chico, CFA, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund’s shares may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Fund shares in the secondary market through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid‑ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is included on the Fund’s website at flexshares.com.
TAX INFORMATION
The Fund’s distributions primarily will be “exempt interest dividends” that are generally exempt from regular federal income tax. In certain instances, dividends paid by the Fund, while exempt from regular federal income tax, may be subject to the federal AMT. State and local income taxes may apply to all or a portion of exempt-interest dividends paid by the Fund. The Fund also may make distributions taxable as ordinary income or capital gains. Tax‑exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Fund because such investors are already tax‑exempt.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), NTI and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DISTRIBUTING LADDER ETFS	12	NORTHERN FUNDS PROSPECTUS

DISTRIBUTING LADDER ETFS

NORTHERN TRUST 2045 TAX‑EXEMPT DISTRIBUTING LADDER ETF

INVESTMENT OBJECTIVE
The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2045.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.18%

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	0.18%

(1)
The management fee is structured as a “unitary management fee,” out of which the Fund’s investment adviser, Northern Trust Investments, Inc. (“NTI”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: (i) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$18	$58
PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the year 2045 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to investors in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund will initially be comprised of 20 rungs with clusters of maturities throughout 2026 and each subsequent year through 2045. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax (“tax‑exempt bonds”). A tax‑exempt bond is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. The tax‑exempt bonds in which the Fund invests may include:

∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;

∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;

∎	Industrial development bonds;

∎	Moral obligation bonds;

∎	Tax‑exempt derivative instruments;

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NORTHERN TRUST 2045 TAX‑EXEMPT DISTRIBUTING LADDER ETF

∎	Stand‑by commitments;

∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions; and

∎	Variable rate demand obligations.
The Fund primarily invests in investment grade tax‑exempt bonds that are rated within the top three rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI. Credit ratings are determined at the time of purchase.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
MUNICIPAL INVESTMENTS RISK is the risk that the value of a municipal security generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect a municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. The Fund may be more sensitive to adverse economic, business, political or public health developments if it focuses its assets in municipal bonds that are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds), or in municipal securities of a particular state or territory. While income earned on municipal securities is generally not subject to federal tax, the failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Further, inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities, which has resulted in increased municipal security price volatility and trading costs, particularly during periods of economic or market stress.
MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by volatility in the municipal market. The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of the issuers of municipal securities.
MUNICIPAL TAX LIABILITY RISK is the risk that shareholders of the Fund could be subject to tax liabilities. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for regular federal income tax purposes. Subsequent to the Fund’s acquisition of a municipal security, however, the municipal security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as exempt-interest dividends could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including its derivative holdings, may result in the receipt of taxable income or gains by the Fund.
FUND TERMINATION RISK is the risk that, unlike an investment in a traditional investment company with perpetual existence, the Fund is designed to liquidate in the terminal year and thus a shareholder of the Fund will not receive distributions from the Fund beyond the terminal year. In addition, investors considering purchasing Fund shares should consider the price of the shares and the remaining term of the Fund at that time prior to making such a decision.

DISTRIBUTING LADDER ETFS	14	NORTHERN FUNDS PROSPECTUS

DISTRIBUTING LADDER ETFS

NORTHERN TRUST 2045 TAX‑EXEMPT DISTRIBUTING LADDER ETF

FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK is the risk that the Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount during any particular rung or upon liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as principal payments or liquidation proceeds upon the Fund’s liquidation is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
INCOME RISK is the risk that the Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, or the Fund otherwise needs to purchase additional bonds.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and assets from new creates are invested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
RETURN OF CAPITAL/DISTRIBUTION RISK is the risk that the Fund’s distributions will involve a return of capital, which, although not generally taxable, may lower a shareholder’s basis in the Fund’s shares, thus potentially subjecting the shareholder to future tax consequences in connection with the sale of Fund shares, even if sold at a loss to the shareholder’s original investment. In addition, while the Fund seeks to provide periodic distributions, there is no guarantee that the Fund will make a distribution (i) at any specific interval or (ii) comprised of only dividend income. When the Fund does make distributions, the amounts and tax characterization of such distributions will likely vary from one distribution to the next and could vary significantly, particularly when paying returns of capital upon maturity of the underlying bonds. Shareholders should also be aware that any distribution may be re-characterized for tax purposes at year-end, which may result in a portion or different portion of prior distributions being re-characterized as returns of capital or as dividend income. Further, the Fund will make distributions to shareholders in the Fund as of the record date for such distributions and, therefore, shareholders should not expect to recoup portions of their investment in connection with any distribution. Shareholders that purchase Fund shares shortly before the record date for a distribution may receive a distribution that includes a return of capital, which will result in a reduction in the shareholders’ basis in the Fund’s shares. Shareholders should review the Fund’s anticipated distribution schedule before making an investment in the Fund.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the

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U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.
CASH TRANSACTIONS RISK is the risk from the Fund effecting creation and redemption orders of its shares entirely for cash, rather than for in‑kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax‑efficient than an investment in an ETF that meets redemption orders entirely in‑kind with portfolio securities. The use of all cash creation and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid‑ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.
AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.
VALUATION RISK is the risk that the purchase or sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
NON‑DIVERSIFICATION RISK A non‑diversified fund may invest a larger portion of its assets in securities issued by or representing a smaller number of issuers than a diversified fund. As a result, a Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.
MANAGEMENT RISK. The investment adviser will make investment decisions for the Fund, but there can be no guarantee that these decisions will produce the intended results or that the Fund will achieve its investment objective. The investment adviser manages the Fund’s laddered bond strategy at the portfolio level, and there is no guarantee that investors in the Fund will experience uniform returns or returns similar to those that would be achieved if they implemented a laddered bond strategy directly. In addition, legislative, regulatory, or tax

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developments may affect the investment techniques available to the investment adviser to manage a Fund and may also adversely affect the ability of a Fund to achieve its investment objective.
SMALL FUND RISK is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may liquidate prior to the anticipated liquidation date in the terminal year, thus impacting the Fund’s ability to achieve its investment objective. In addition, investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or transacting in securities at the desired prices or on desirable terms. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.
As with any fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at flexshares.com or by calling 1‑855‑353‑9383.
MANAGEMENT
INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day‑to‑day management of the Fund’s portfolio. Timothy Blair, CFA, David M. Alongi, CFA, and Michael R. Chico, CFA, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund’s shares may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Fund shares in the secondary market through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid‑ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is included on the Fund’s website at flexshares.com.
TAX INFORMATION
The Fund’s distributions primarily will be “exempt interest dividends” that are generally exempt from regular federal income tax. In certain instances, dividends paid by the Fund, while exempt from regular federal income tax, may be subject to the federal AMT. State and local income taxes may apply to all or a portion of exempt-interest dividends paid by the Fund. The Fund also may make distributions taxable as ordinary income or capital gains. Tax‑exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Fund because such investors are already tax‑exempt.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), NTI and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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NORTHERN TRUST 2055 TAX‑EXEMPT DISTRIBUTING LADDER ETF

INVESTMENT OBJECTIVE
The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2055.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.18%

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	0.18%

(1)
The management fee is structured as a “unitary management fee,” out of which the Fund’s investment adviser, Northern Trust Investments, Inc. (“NTI”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: (I) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$18	$58
PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the year 2055 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to investors in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund will initially be comprised of 30 rungs with clusters of maturities throughout 2026 and each subsequent year through 2055. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax (“tax‑exempt bonds”). A tax‑exempt bond is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. The tax‑exempt bonds in which the Fund invests may include:

∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;

∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;

∎	Industrial development bonds;

∎	Moral obligation bonds;

∎	Tax‑exempt derivative instruments;

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∎	Stand‑by commitments;

∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions; and

∎	Variable rate demand obligations.
The Fund primarily invests in investment grade tax‑exempt bonds that are rated within the top three rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI. Credit ratings are determined at the time of purchase.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
MUNICIPAL INVESTMENTS RISK is the risk that the value of a municipal security generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect a municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. The Fund may be more sensitive to adverse economic, business, political or public health developments if it focuses its assets in municipal bonds that are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds), or in municipal securities of a particular state or territory. While income earned on municipal securities is generally not subject to federal tax, the failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Further, inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities, which has resulted in increased municipal security price volatility and trading costs, particularly during periods of economic or market stress.
MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by volatility in the municipal market. The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of the issuers of municipal securities.
MUNICIPAL TAX LIABILITY RISK is the risk that shareholders of the Fund could be subject to tax liabilities. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for regular federal income tax purposes. Subsequent to the Fund’s acquisition of a municipal security, however, the municipal security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as exempt-interest dividends could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including its derivative holdings, may result in the receipt of taxable income or gains by the Fund.
FUND TERMINATION RISK is the risk that, unlike an investment in a traditional investment company with perpetual existence, the Fund is designed to liquidate in the terminal year and thus a shareholder of the Fund will not receive distributions from the Fund beyond the terminal year. In addition, investors considering purchasing Fund shares should consider the price of the shares and the remaining term of the Fund at that time prior to making such a decision.

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FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK is the risk that the Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount during any particular rung or upon liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as principal payments or liquidation proceeds upon the Fund’s liquidation is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
INCOME RISK is the risk that the Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, or the Fund otherwise needs to purchase additional bonds.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and assets from new creates are invested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
RETURN OF CAPITAL/DISTRIBUTION RISK is the risk that the Fund’s distributions will involve a return of capital, which, although not generally taxable, may lower a shareholder’s basis in the Fund’s shares, thus potentially subjecting the shareholder to future tax consequences in connection with the sale of Fund shares, even if sold at a loss to the shareholder’s original investment. In addition, while the Fund seeks to provide periodic distributions, there is no guarantee that the Fund will make a distribution (i) at any specific interval or (ii) comprised of only dividend income. When the Fund does make distributions, the amounts and tax characterization of such distributions will likely vary from one distribution to the next and could vary significantly, particularly when paying returns of capital upon maturity of the underlying bonds. Shareholders should also be aware that any distribution may be re-characterized for tax purposes at year-end, which may result in a portion or different portion of prior distributions being re-characterized as returns of capital or as dividend income. Further, the Fund will make distributions to shareholders in the Fund as of the record date for such distributions and, therefore, shareholders should not expect to recoup portions of their investment in connection with any distribution. Shareholders that purchase Fund shares shortly before the record date for a distribution may receive a distribution that includes a return of capital, which will result in a reduction in the shareholders’ basis in the Fund’s shares. Shareholders should review the Fund’s anticipated distribution schedule before making an investment in the Fund.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the

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NORTHERN TRUST 2055 TAX‑EXEMPT DISTRIBUTING LADDER ETF

U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.
CASH TRANSACTIONS RISK is the risk from the Fund effecting creation and redemption orders of its shares entirely for cash, rather than for in‑kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax‑efficient than an investment in an ETF that meets redemption orders entirely in‑kind with portfolio securities. The use of all cash creation and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid‑ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.
AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.
VALUATION RISK is the risk that the purchase or sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
NON‑DIVERSIFICATION RISK A non‑diversified fund may invest a larger portion of its assets in securities issued by or representing a smaller number of issuers than a diversified fund. As a result, a Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.
MANAGEMENT RISK. The investment adviser will make investment decisions for the Fund, but there can be no guarantee that these decisions will produce the intended results or that the Fund will achieve its investment objective. The investment adviser manages the Fund’s laddered bond strategy at the portfolio level, and there is no guarantee that investors in the Fund will experience uniform returns or returns similar to those that would be achieved if they implemented a laddered

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NORTHERN TRUST 2055 TAX‑EXEMPT DISTRIBUTING LADDER ETF

bond strategy directly. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser to manage a Fund and may also adversely affect the ability of a Fund to achieve its investment objective.
SMALL FUND RISK is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may liquidate prior to the anticipated liquidation date in the terminal year, thus impacting the Fund’s ability to achieve its investment objective. In addition, investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or transacting in securities at the desired prices or on desirable terms. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.
As with any fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at flexshares.com or by calling 1‑855‑353‑9383.
MANAGEMENT
INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day‑to‑day management of the Fund’s portfolio Timothy Blair, CFA, David M. Alongi, CFA and Michael R. Chico, CFA, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund’s shares may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Fund shares in the secondary market through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid‑ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is included on the Fund’s website at flexshares.com.
TAX INFORMATION
The Fund’s distributions primarily will be “exempt interest dividends” that are generally exempt from regular federal income tax. In certain instances, dividends paid by the Fund, while exempt from regular federal income tax, may be subject to the federal AMT. State and local income taxes may apply to all or a portion of exempt-interest dividends paid by the Fund. The Fund also may make distributions taxable as ordinary income or capital gains. Tax‑exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Fund because such investors are already tax‑exempt.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), NTI and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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DISTRIBUTING LADDER ETFS

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

INVESTMENT OBJECTIVE
The Fund seeks to provide periodic inflation-linked distributions through U.S. Treasury Inflation Protected Securities (commonly known as “TIPS”), consisting of income and/or principal through 2030.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.10%

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	0.10%

(1)
The management fee is structured as a “unitary management fee,” out of which the Fund’s investment adviser, Northern Trust Investments, Inc. (“NTI”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: (i) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$10	$32
PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the year 2030 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to investors in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund will initially be comprised of five rungs with clusters of maturities throughout 2026, 2027, 2028, 2029 and 2030.
As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, primarily TIPS, but also include other inflation-related bonds whose principal value is periodically adjusted according to the rate of inflation, which may be issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.
While the Fund intends to invest substantially all of its assets in TIPS, if assets from one or more new creation orders are received when the final cluster of bonds in a rung are at or near their maturity date (a “transition period”), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper (collectively, “money market instruments”), with the remaining assets

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DISTRIBUTING LADDER ETFS

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

invested in approximately equal proportions across the remaining rungs. Such transition periods will be considered other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above. Once a transition period concludes, NTI will seek to invest any unallocated cash or money market instruments in TIPS equally across the remaining rungs.
TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS’ principal and interest are linked to an official inflation measure (as measured by the Consumer Price Index for All Urban Consumers Non‑Seasonally Adjusted, or CPI‑U NSA) and the payments are supported by the full faith and credit of the United States. Investments in TIPS can provide investors with a hedge against inflation, as such investments help preserve the purchasing power of an investment over time by adjusting their principal based on the CPI‑U NSA. Because of this inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
INFLATION-INDEXED SECURITIES RISK is the risk that the value of inflation protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. In addition, the market for inflation-indexed securities may be less developed or liquid, and more volatile, than certain other securities markets. In addition, positive adjustments to principal generally will result in taxable income to the Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity.
FUND TERMINATION RISK is the risk that, unlike an investment in a traditional investment company with perpetual existence, the Fund is designed to liquidate in the terminal year and thus a shareholder of the Fund will not receive distributions from the Fund beyond the terminal year. In addition, investors considering purchasing Fund shares should consider the price of the shares and the remaining term of the Fund at that time prior to making such a decision.
FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK is the risk that the Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount during any particular rung or upon liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as principal payments or liquidation proceeds upon the Fund’s liquidation is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
INCOME RISK is the risk that the Fund’s income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial

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NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and assets from new creates are invested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
RETURN OF CAPITAL/DISTRIBUTION RISK is the risk that the Fund’s distributions will involve a return of capital, which, although not generally taxable, may lower a shareholder’s basis in the Fund’s shares, thus potentially subjecting the shareholder to future tax consequences in connection with the sale of Fund shares, even if sold at a loss to the shareholder’s original investment. In addition, while the Fund seeks to provide periodic distributions, there is no guarantee that the Fund will make a distribution (i) at any specific interval or (ii) comprised of only dividend income. When the Fund does make distributions, the amounts and tax characterization of such distributions will likely vary from one distribution to the next and could vary significantly, particularly when paying returns of capital upon maturity of the underlying bonds. Shareholders should also be aware that any distribution may be re-characterized for tax purposes at year-end, which may result in a portion or different portion of prior distributions being re-characterized as returns of capital or as dividend income. Further, the Fund will make distributions to shareholders in the Fund as of the record date for such distributions and, therefore, shareholders should not expect to recoup portions of their investment in connection with any distribution. Shareholders that purchase Fund shares shortly before the record date for a distribution may receive a distribution that includes a return of capital, which will result in a reduction in the shareholders’ basis in the Fund’s shares. Shareholders should review the Fund’s anticipated distribution schedule before making an investment in the Fund.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.
CASH TRANSACTIONS RISK is the risk from the Fund effecting creation and redemption orders of its shares entirely for cash, rather than for in‑kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax‑efficient than an investment in an ETF that meets redemption orders entirely in‑kind with portfolio securities. The use of all cash creation and redemption orders may also

NORTHERN FUNDS PROSPECTUS	25	DISTRIBUTING LADDER ETFS

DISTRIBUTING LADDER ETFS

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

cause the Fund’s shares to trade in the secondary market at wider bid‑ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.
AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.
VALUATION RISK is the risk that the purchase or sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
NON‑DIVERSIFICATION RISK A non‑diversified fund may invest a larger portion of its assets in securities issued by or representing a smaller number of issuers than a diversified fund. As a result, a Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.
MANAGEMENT RISK. The investment adviser will make investment decisions for the Fund, but there can be no guarantee that these decisions will produce the intended results or that the Fund will achieve its investment objective. The investment adviser manages the Fund’s laddered bond strategy at the portfolio level, and there is no guarantee that investors in the Fund will experience uniform returns or returns similar to those that would be achieved if they implemented a laddered bond strategy directly. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser to manage a Fund and may also adversely affect the ability of a Fund to achieve its investment objective.
SMALL FUND RISK is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may liquidate prior to the anticipated liquidation date in the terminal year, thus impacting the Fund’s ability to achieve its investment objective. In addition, investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or transacting in securities at the desired prices or on desirable terms. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.

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DISTRIBUTING LADDER ETFS

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

As with any fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at flexshares.com or by calling 1‑855‑353‑9383.
MANAGEMENT
INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day‑to‑day management of the Fund’s portfolio. David M. Alongi, CFA, Michael R. Chico, CFA and Timothy Blair, CFA, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund’s shares may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Fund shares in the secondary market through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid‑ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is included on the Fund’s website at flexshares.com.
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, qualified dividend income, capital gains, or a combination of the three, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), NTI and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NORTHERN FUNDS PROSPECTUS	27	DISTRIBUTING LADDER ETFS

DISTRIBUTING LADDER ETFS

NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF

INVESTMENT OBJECTIVE
The Fund seeks to provide periodic inflation-linked distributions through U.S. Treasury Inflation Protected Securities (commonly known as “TIPS”), consisting of income and/or principal through 2035.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.10%

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	0.10%

(1)
The management fee is structured as a “unitary management fee,” out of which the Fund’s investment adviser, Northern Trust Investments, Inc. (“NTI”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: (i) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$10	$32
PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the year 2035 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to investors in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund will initially be comprised of 10 rungs with clusters of maturities throughout 2026 and each subsequent year through 2035. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, primarily TIPS, but also include other inflation-related bonds whose principal value is periodically adjusted according to the rate of inflation, which may be issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.
While the Fund intends to invest substantially all of its assets in TIPS, if assets from one or more new creation orders are received when the final cluster of bonds in a rung are at or near their maturity date (a “transition period”), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper (collectively, “money market instruments”), with the remaining assets invested in approximately equal proportions across the

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NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF

remaining rungs. Such transition periods will be considered other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above. Once a transition period concludes, NTI will seek to invest any unallocated cash or money market instruments in TIPS equally across the remaining rungs.
TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS’ principal and interest are linked to an official inflation measure (as measured by the Consumer Price Index for All Urban Consumers Non‑Seasonally Adjusted, or CPI‑U NSA) and the payments are supported by the full faith and credit of the United States. Investments in TIPS can provide investors with a hedge against inflation, as such investments help preserve the purchasing power of an investment over time by adjusting their principal based on the CPI‑U NSA. Because of this inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
INFLATION-INDEXED SECURITIES RISK is the risk that the value of inflation protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. In addition, the market for inflation-indexed securities may be less developed or liquid, and more volatile, than certain other securities markets. In addition, positive adjustments to principal generally will result in taxable income to the Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity.
FUND TERMINATION RISK is the risk that, unlike an investment in a traditional investment company with perpetual existence, the Fund is designed to liquidate in the terminal year and thus a shareholder of the Fund will not receive distributions from the Fund beyond the terminal year. In addition, investors considering purchasing Fund shares should consider the price of the shares and the remaining term of the Fund at that time prior to making such a decision.
FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK is the risk that the Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount during any particular rung or upon liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as principal payments or liquidation proceeds upon the Fund’s liquidation is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
INCOME RISK is the risk that the Fund’s income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial

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obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and assets from new creates are invested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
RETURN OF CAPITAL/DISTRIBUTION RISK is the risk that the Fund’s distributions will involve a return of capital, which, although not generally taxable, may lower a shareholder’s basis in the Fund’s shares, thus potentially subjecting the shareholder to future tax consequences in connection with the sale of Fund shares, even if sold at a loss to the shareholder’s original investment. In addition, while the Fund seeks to provide periodic distributions, there is no guarantee that the Fund will make a distribution (i) at any specific interval or (ii) comprised of only dividend income. When the Fund does make distributions, the amounts and tax characterization of such distributions will likely vary from one distribution to the next and could vary significantly, particularly when paying returns of capital upon maturity of the underlying bonds. Shareholders should also be aware that any distribution may be re-characterized for tax purposes at year-end, which may result in a portion or different portion of prior distributions being re-characterized as returns of capital or as dividend income. Further, the Fund will make distributions to shareholders in the Fund as of the record date for such distributions and, therefore, shareholders should not expect to recoup portions of their investment in connection with any distribution. Shareholders that purchase Fund shares shortly before the record date for a distribution may receive a distribution that includes a return of capital, which will result in a reduction in the shareholders’ basis in the Fund’s shares. Shareholders should review the Fund’s anticipated distribution schedule before making an investment in the Fund.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.
CASH TRANSACTIONS RISK is the risk from the Fund effecting creation and redemption orders of its shares entirely for cash, rather than for in‑kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax‑efficient than an investment in an ETF that meets redemption orders entirely in‑kind with portfolio securities. The use of all cash creation and redemption orders may also

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cause the Fund’s shares to trade in the secondary market at wider bid‑ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.
AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.
VALUATION RISK is the risk that the purchase or sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
NON‑DIVERSIFICATION RISK A non‑diversified fund may invest a larger portion of its assets in securities issued by or representing a smaller number of issuers than a diversified fund. As a result, a Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.
MANAGEMENT RISK. The investment adviser will make investment decisions for the Fund, but there can be no guarantee that these decisions will produce the intended results or that the Fund will achieve its investment objective. The investment adviser manages the Fund’s laddered bond strategy at the portfolio level, and there is no guarantee that investors in the Fund will experience uniform returns or returns similar to those that would be achieved if they implemented a laddered bond strategy directly. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser to manage a Fund and may also adversely affect the ability of a Fund to achieve its investment objective.
SMALL FUND RISK is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may liquidate prior to the anticipated liquidation date in the terminal year, thus impacting the Fund’s ability to achieve its investment objective. In addition, investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or transacting in securities at the desired prices or on desirable terms. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.

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As with any fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at flexshares.com or by calling 1‑855‑353‑9383.
MANAGEMENT
INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day‑to‑day management of the Fund’s portfolio. David M. Alongi, CFA, Michael R. Chico, CFA and Timothy Blair, CFA, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund’s shares may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Fund shares in the secondary market through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid‑ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is included on the Fund’s website at flexshares.com.
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, qualified dividend income, capital gains, or a combination of the three, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), NTI and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE
The Fund seeks to provide periodic inflation-linked distributions through U.S. Treasury Inflation Protected Securities (commonly known as “TIPS”), consisting of income and/or principal through 2045.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.10%

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	0.10%

(1)
The management fee is structured as a “unitary management fee,” out of which the Fund’s investment adviser, Northern Trust Investments, Inc. (“NTI”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: (i) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$10	$32
PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the year 2045 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to investors in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund will initially be comprised of 20 rungs with clusters of maturities throughout 2026 and each subsequent year through 2045. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, primarily TIPS, but also include other inflation-related bonds whose principal value is periodically adjusted according to the rate of inflation, which may be issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.
While the Fund intends to invest substantially all of its assets in TIPS, if assets from one or more new creation orders are received when the final cluster of bonds in a rung are at or near their maturity date (a “transition period”), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper (collectively, “money market instruments”), with the remaining assets invested in approximately equal proportions across the

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remaining rungs. Such transition periods will be considered other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above. Once a transition period concludes, NTI will seek to invest any unallocated cash or money market instruments in TIPS equally across the remaining rungs.
TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS’ principal and interest are linked to an official inflation measure (as measured by the Consumer Price Index for All Urban Consumers Non‑Seasonally Adjusted, or CPI‑U NSA) and the payments are supported by the full faith and credit of the United States. Investments in TIPS can provide investors with a hedge against inflation, as such investments help preserve the purchasing power of an investment over time by adjusting their principal based on the CPI‑U NSA. Because of this inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
INFLATION-INDEXED SECURITIES RISK is the risk that the value of inflation protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. In addition, the market for inflation-indexed securities may be less developed or liquid, and more volatile, than certain other securities markets. In addition, positive adjustments to principal generally will result in taxable income to the Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity.
FUND TERMINATION RISK is the risk that, unlike an investment in a traditional investment company with perpetual existence, the Fund is designed to liquidate in the terminal year and thus a shareholder of the Fund will not receive distributions from the Fund beyond the terminal year. In addition, investors considering purchasing Fund shares should consider the price of the shares and the remaining term of the Fund at that time prior to making such a decision.
FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK is the risk that the Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount during any particular rung or upon liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as principal payments or liquidation proceeds upon the Fund’s liquidation is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
INCOME RISK is the risk that the Fund’s income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of

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the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and assets from new creates are invested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
RETURN OF CAPITAL/DISTRIBUTION RISK is the risk that the Fund’s distributions will involve a return of capital, which, although not generally taxable, may lower a shareholder’s basis in the Fund’s shares, thus potentially subjecting the shareholder to future tax consequences in connection with the sale of Fund shares, even if sold at a loss to the shareholder’s original investment. In addition, while the Fund seeks to provide periodic distributions, there is no guarantee that the Fund will make a distribution (i) at any specific interval or (ii) comprised of only dividend income. When the Fund does make distributions, the amounts and tax characterization of such distributions will likely vary from one distribution to the next and could vary significantly, particularly when paying returns of capital upon maturity of the underlying bonds. Shareholders should also be aware that any distribution may be re-characterized for tax purposes at year-end, which may result in a portion or different portion of prior distributions being re-characterized as returns of capital or as dividend income. Further, the Fund will make distributions to shareholders in the Fund as of the record date for such distributions and, therefore, shareholders should not expect to recoup portions of their investment in connection with any distribution. Shareholders that purchase Fund shares shortly before the record date for a distribution may receive a distribution that includes a return of capital, which will result in a reduction in the shareholders’ basis in the Fund’s shares. Shareholders should review the Fund’s anticipated distribution schedule before making an investment in the Fund.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.
CASH TRANSACTIONS RISK is the risk from the Fund effecting creation and redemption orders of its shares entirely for cash, rather than for in‑kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax‑efficient than an investment in an ETF that meets redemption orders entirely in‑kind with portfolio securities. The use of all cash creation and redemption orders may also cause the Fund’s shares to trade in the secondary market at

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wider bid‑ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.
AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.
VALUATION RISK is the risk that the purchase or sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
NON‑DIVERSIFICATION RISK A non‑diversified fund may invest a larger portion of its assets in securities issued by or representing a smaller number of issuers than a diversified fund. As a result, a Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.
MANAGEMENT RISK. The investment adviser will make investment decisions for the Fund, but there can be no guarantee that these decisions will produce the intended results or that the Fund will achieve its investment objective. The investment adviser manages the Fund’s laddered bond strategy at the portfolio level, and there is no guarantee that investors in the Fund will experience uniform returns or returns similar to those that would be achieved if they implemented a laddered bond strategy directly. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser to manage a Fund and may also adversely affect the ability of a Fund to achieve its investment objective.
SMALL FUND RISK is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may liquidate prior to the anticipated liquidation date in the terminal year, thus impacting the Fund’s ability to achieve its investment objective. In addition, investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or transacting in securities at the desired prices or on desirable terms. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.

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NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF

As with any fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at flexshares.com or by calling 1‑855‑353‑9383.
MANAGEMENT
INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day‑to‑day management of the Fund’s portfolio. David M. Alongi, CFA, Michael R. Chico, CFA and Timothy Blair, CFA, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund’s shares may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Fund shares in the secondary market through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid‑ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is included on the Fund’s website at flexshares.com.
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, qualified dividend income, capital gains, or a combination of the three, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), NTI and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide periodic inflation-linked distributions through U.S. Treasury Inflation Protected Securities (commonly known as “TIPS”), consisting of income and/or principal through 2055.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.10%

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	0.10%

(1)
The management fee is structured as a “unitary management fee,” out of which the Fund’s investment adviser, Northern Trust Investments, Inc. (“NTI”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: (I) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$10	$32
PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the year 2055 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to investors in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund will initially be comprised of 30 rungs with clusters of maturities throughout 2026 and each subsequent year through 2055. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, primarily TIPS, but also include other inflation-related bonds whose principal value is periodically adjusted according to the rate of inflation, which may be issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.
While the Fund intends to invest substantially all of its assets in TIPS, if assets from one or more new creation orders are received when the final cluster of bonds in a rung are at or near their maturity date (a “transition period”), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper (collectively, “money market instruments”), with the remaining assets

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invested in approximately equal proportions across the remaining rungs. Such transition periods will be considered other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above. Once a transition period concludes, NTI will seek to invest any unallocated cash or money market instruments in TIPS equally across the remaining rungs.
TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS’ principal and interest are linked to an official inflation measure (as measured by the Consumer Price Index for All Urban Consumers Non‑Seasonally Adjusted, or CPI‑U NSA) and the payments are supported by the full faith and credit of the United States. Investments in TIPS can provide investors with a hedge against inflation, as such investments help preserve the purchasing power of an investment over time by adjusting their principal based on the CPI‑U NSA. Because of this inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
INFLATION-INDEXED SECURITIES RISK is the risk that the value of inflation protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. In addition, the market for inflation-indexed securities may be less developed or liquid, and more volatile, than certain other securities markets. In addition, positive adjustments to principal generally will result in taxable income to the Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity.
FUND TERMINATION RISK is the risk that, unlike an investment in a traditional investment company with perpetual existence, the Fund is designed to liquidate in the terminal year and thus a shareholder of the Fund will not receive distributions from the Fund beyond the terminal year. In addition, investors considering purchasing Fund shares should consider the price of the shares and the remaining term of the Fund at that time prior to making such a decision.
FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK is the risk that the Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount during any particular rung or upon liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as principal payments or liquidation proceeds upon the Fund’s liquidation is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
INCOME RISK is the risk that the Fund’s income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial

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obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and assets from new creates are invested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
RETURN OF CAPITAL/DISTRIBUTION RISK is the risk that the Fund’s distributions will involve a return of capital, which, although not generally taxable, may lower a shareholder’s basis in the Fund’s shares, thus potentially subjecting the shareholder to future tax consequences in connection with the sale of Fund shares, even if sold at a loss to the shareholder’s original investment. In addition, while the Fund seeks to provide periodic distributions, there is no guarantee that the Fund will make a distribution (i) at any specific interval or (ii) comprised of only dividend income. When the Fund does make distributions, the amounts and tax characterization of such distributions will likely vary from one distribution to the next and could vary significantly, particularly when paying returns of capital upon maturity of the underlying bonds. Shareholders should also be aware that any distribution may be re-characterized for tax purposes at year-end, which may result in a portion or different portion of prior distributions being re-characterized as returns of capital or as dividend income. Further, the Fund will make distributions to shareholders in the Fund as of the record date for such distributions and, therefore, shareholders should not expect to recoup portions of their investment in connection with any distribution. Shareholders that purchase Fund shares shortly before the record date for a distribution may receive a distribution that includes a return of capital, which will result in a reduction in the shareholders’ basis in the Fund’s shares. Shareholders should review the Fund’s anticipated distribution schedule before making an investment in the Fund.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.
CASH TRANSACTIONS RISK is the risk from the Fund effecting creation and redemption orders of its shares entirely for cash, rather than for in‑kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax‑efficient than an investment in an ETF that meets redemption orders entirely in‑kind with portfolio securities. The use of all cash creation and redemption orders may also

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cause the Fund’s shares to trade in the secondary market at wider bid‑ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.
AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.
VALUATION RISK is the risk that the purchase or sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
NON‑DIVERSIFICATION RISK A non‑diversified fund may invest a larger portion of its assets in securities issued by or representing a smaller number of issuers than a diversified fund. As a result, a Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.
MANAGEMENT RISK. The investment adviser will make investment decisions for the Fund, but there can be no guarantee that these decisions will produce the intended results or that the Fund will achieve its investment objective. The investment adviser manages the Fund’s laddered bond strategy at the portfolio level, and there is no guarantee that investors in the Fund will experience uniform returns or returns similar to those that would be achieved if they implemented a laddered bond strategy directly. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser to manage a Fund and may also adversely affect the ability of a Fund to achieve its investment objective.
SMALL FUND RISK is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may liquidate prior to the anticipated liquidation date in the terminal year, thus impacting the Fund’s ability to achieve its investment objective. In addition, investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or transacting in securities at the desired prices or on desirable terms. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.

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NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF

As with any fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at flexshares.com or by calling 1‑855‑353‑9383.
MANAGEMENT
INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day‑to‑day management of the Fund’s portfolio. David M. Alongi, CFA, Michael R. Chico, CFA and Timothy Blair, CFA, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund’s shares may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Fund shares in the secondary market through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid‑ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid‑ask spreads, is included on the Fund’s website at flexshares.com.
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, qualified dividend income, capital gains, or a combination of the three, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), NTI and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT ADVISER
This Prospectus describes eight funds (each a “Fund” and collectively, the “Funds”), which are currently offered by Northern Funds (the “Trust”).
Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Funds. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.
NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.
Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Unless otherwise indicated, NTI and The Northern Trust Company (“TNTC”) are referred to collectively in this Prospectus as “Northern Trust.”
As of March 31, 2025, Northern Trust Corporation, through its affiliates, had assets under investment management of $1.6 trillion and assets under custody of $13.3 trillion.
Under a Management Agreement with the Trust, on behalf of each Fund, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees (the “Board”), is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities.

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MANAGEMENT FEES
As compensation for advisory services and the assumption of related expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates reflected in the table below (expressed as a percentage of each Fund’s respective average daily net assets). From the unitary management fee, NTI pays most of the ordinary operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, it is not responsible for: (i) fee payments under the Management Agreement; (ii) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.
Service providers to a Fund, including the Fund’s adviser and/or its affiliates, may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice.
A discussion regarding the Board of Trustees’ basis for its approval of the Funds’ Management Agreements will be available in the Funds’ reports filed on Form N‑CSR for its initial fiscal period.

Fund	Unitary Management Fees (as a percentage of average daily net assets)
NORTHERN TRUST 2030 TAX‑EXEMPT DISTRIBUTING LADDER ETF	0.18%
NORTHERN TRUST 2035 TAX‑EXEMPT DISTRIBUTING LADDER ETF	0.18%
NORTHERN TRUST 2045 TAX‑EXEMPT DISTRIBUTING LADDER ETF	0.18%
NORTHERN TRUST 2055 TAX‑EXEMPT DISTRIBUTING LADDER ETF	0.18%
NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF	0.10%
NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF	0.10%
NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF	0.10%
NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF	0.10%

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FUND MANAGEMENT

NTI manages assets collectively on a team basis. Senior investment professionals from NTI’s portfolio management teams are involved in various aspects of managing the Funds. Portfolio managers within each specialized team assist with the management of specific investment strategies and funds. The portfolio managers identified below have the most significant responsibility for the day‑to‑day management of the Funds’ portfolios.
Timothy Blair, CFA, is a Senior Vice President of NTI. Mr. Blair joined NTI in 1992 and is responsible for investment grade and high yield strategies.
David M. Alongi, CFA, is a Senior Vice President of NTI. Mr. Alongi joined NTI in 2000 and is responsible for leading the index business and the portfolio management process for passive fixed income portfolios.
Michael R. Chico, CFA, is a Vice President of NTI. Mr. Chico joined NTI in 2007 and is responsible for managing various fixed-income funds.
LEGAL PROCEEDINGS
There are no material pending legal proceedings, other than ordinary routine litigation incidental to the business, to which the Funds or the Funds’ investment adviser or principal underwriter is a party.

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OTHER FUND SERVICES
ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND SECURITIES LENDING AGENT
JPMorgan Chase Bank, N.A. is the administrator, custodian, transfer agent and securities lending agent for each Fund.
DISTRIBUTOR
Northern Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of any Fund. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine, 04101. The Distributor is not affiliated with NTI or its affiliates.
Additional shareholder information is available free of charge by calling toll-free: 1‑855‑353‑9383 or visiting the Funds’ website at flexshares.com.

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PURCHASING AND SELLING SHARES

THE TRUST IS A FAMILY OF ETFS, NO‑LOAD MUTUAL FUNDS AND MONEY MARKET FUNDS THAT OFFERS A SELECTION OF FUNDS TO INVESTORS, EACH WITH A DISTINCT INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

The descriptions in the Fund Summaries may help you decide whether a Fund or Funds fit your investment needs. Keep in mind, however, that no guarantee can be made that a Fund will meet its investment objective, and no Fund should be relied upon as a complete investment program. Only certain ETFs are offered in this Prospectus. The Trust offers other ETFs, mutual funds and money market funds in separate prospectuses.
BUYING AND SELLING SHARES
Shares of the Funds trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to shares of a Fund varies over time based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return and an investment in the Funds may not be advisable for investors who anticipate regularly making small investments.
Shares of the Funds may be acquired or redeemed directly from a Fund only in aggregate blocks of shares or multiples thereof (“Creation Units”). Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Funds trade under the trading symbols listed for each Fund on the front cover of this Prospectus.
The national securities exchange on which the Funds are listed is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
BOOK ENTRY
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares.
Therefore, to exercise any rights as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

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ACCOUNT POLICIES AND OTHER INFORMATION

SHARE PRICES
The trading prices of Fund shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.
A Fund may determine to have the approximate value of its shares, known as the “indicative optimized portfolio value” (“IOPV”), disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers or market data vendors. Any IOPV disseminated is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. Any IOPV disseminated does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Any IOPV disseminated should not be viewed as a “real-time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. Any IOPV disseminated is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of an IOPV and make no warranty as to the accuracy of any disseminated IOPV.
DETERMINATION OF NET ASSET VALUE
The NAV for each Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares. The NAV for each Fund is calculated on each Business Day (see “Business Day”) as of 3:00 p.m. Central time. Shares of the Funds may be priced on days when the New York Stock Exchange (the “Exchange”) is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day or on the days when the Federal Reserve Bank of New York is open.
Equity securities listed on a recognized U.S. securities exchange or quoted on the NASDAQ National Market System, including shares of other ETFs, are priced at the last quoted sale price, or the official closing price on the primary exchange or market on which they are traded on the valuation date. Securities with no reported sale on the valuation date are priced at the most recent quoted bid price.
The Board has designated the Investment Adviser as the valuation designee pursuant to Rule 2a‑5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments, subject to oversight by the Board. Accordingly, any securities for which market quotations are not readily available, or for which the available price has been determined to not represent a reliable, current market value, are valued at fair value as determined in good faith by the Investment Adviser in accordance with valuation procedures approved by the Board (the “Valuation Procedures”). Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. The Investment Adviser, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Valuation Procedures. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Investment Adviser may use adjustment factors obtained from an independent fair value pricing service that are intended to reflect more accurately the value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, governmental actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Investment Adviser to price a Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by a Fund are valued at their amortized cost which, according to the Investment Adviser, approximates fair value.
A Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or sell shares.
If a Fund invests in other underlying funds, other than funds that are exchange-traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests.
DISTRIBUTION AND SERVICE PLAN
Each Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b‑1 under the 1940 Act that allows it to pay distribution and other fees for the sale and distribution

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of its shares. Because these fees would be paid out of a Fund’s assets on an on‑going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to financial intermediaries under the Plan are tied directly to their own out‑of‑pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s average net assets under the Plan. The Funds do not expect to pay any 12b‑1 fees during the current and next fiscal years.
POLICIES AND PROCEDURES ON EXCESSIVE TRADING PRACTICES
The Board of Trustees has adopted a policy whereby the Funds do not monitor for frequent purchases and redemptions of Fund shares (“frequent trading”). The Board of Trustees believes that a frequent trading monitoring policy is unnecessary for the Funds because shares of the Funds are listed and traded on a national securities exchange.
Therefore, it is unlikely that a shareholder could take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV, because each Fund sells and redeems its shares directly through transactions that are in‑kind and/or for cash.
PORTFOLIO HOLDINGS
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. The top holdings of each Fund can be found at flexshares.com. Fund fact sheets provide information regarding the Funds’ top holdings and may be requested by calling 1‑855‑353‑9383 or visiting the Funds’ website at flexshares.com.
PREMIUM/DISCOUNT INFORMATION
Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at flexshares.com.
HOUSEHOLDING
Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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DIVIDENDS AND DISTRIBUTIONS
The following table summarizes the general distribution policies for each of the Funds. A Fund may, in some years, pay additional dividends or make additional distributions to the extent necessary for the Fund to avoid incurring tax liabilities or for other reasons. The below table is for informational purposes only and should not be relied upon for determining the tax characterization of any particular distribution. The tax characterization of a Fund’s distributions may vary from distribution to distribution, may include any combination of dividend income, capital gain and/or return of capital, and may be re-characterized at year-end.

Fund	Dividends, if any, Declared and Paid	Capital Gains, if any, Declared and Paid	Returns of Capital, if any, Declared and Paid
NORTHERN TRUST 2030 TAX‑EXEMPT DISTRIBUTING LADDER ETF	Monthly	Annually	Annually
NORTHERN TRUST 2035 TAX‑EXEMPT DISTRIBUTING LADDER ETF	Monthly	Annually	Annually
NORTHERN TRUST 2045 TAX‑EXEMPT DISTRIBUTING LADDER ETF	Monthly	Annually	Annually
NORTHERN TRUST 2055 TAX‑EXEMPT DISTRIBUTING LADDER ETF	Monthly	Annually	Annually
NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF	Monthly	Annually	Annually
NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF	Monthly	Annually	Annually
NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF	Monthly	Annually	Annually
NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF	Monthly	Annually	Annually

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Funds. Some portion of each distribution may be characterized or re-characterized as a return of capital or as dividend income for tax purposes. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to improve tracking error, to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares are distributed on a pro rata basis to beneficial owners of such shares.
Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

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TAX CONSIDERATIONS
The following is a summary of certain tax considerations that may be relevant to an investor in a Fund. The discussions of the federal tax consequences in this Prospectus are based on the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
Each Fund has elected and intends to qualify (or if newly organized, intends to elect and qualify) each year as a regulated investment company for federal income tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is 20%. Every year, you will be provided information detailing the amount of ordinary income and capital gains distributed to your account for the previous year.
Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”) and when certain other requirements are met, then all distributions paid by the Fund to individual, trust or estate shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual, trust or estate shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121‑day period beginning on the date that is 60 days before the Fund’s ex‑dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non‑qualified” foreign corporations.
U.S. individuals with “modified adjusted gross income” exceeding $200,000 ($250,000 if married and filing jointly) and trusts and estates with income above certain thresholds will be subject to the Medicare contribution tax on their “net investment income,” which includes interest, dividends and capital gains at a rate of 3.8%.
A portion of distributions paid by a Fund to shareholders who are corporations also may qualify for the dividends- received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a high portfolio turnover rate or by investments in debt securities or foreign corporations.
Dividends and distributions from each Fund will generally be taxable to you in the tax year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid by December 31.
Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax‑free return of capital and will reduce the shareholder’s basis in his shares of the Fund (but not below zero). To the extent such distribution exceeds the shareholder’s basis, the distribution will result in a capital gain (if the shareholder holds his shares of the Fund as capital assets) as if the shareholder sold his shares. Such capital gain will be long term capital gain if the shareholder held the shares for more than one year.
If you: (a) have provided either an incorrect Social Security Number or taxpayer identification number or no number at all; (b) are subject to withholding by the Internal Revenue Service (“IRS”) for prior failure to properly include on your return payments of interest or dividends; or (c) have failed to certify, when required to do so, that you are not subject to backup withholding or are an “exempt recipient,” then 24% of the dividends and distributions payable to you will be withheld and remitted to the IRS.
The sale or redemption of Fund shares is a taxable event on which a gain or loss may be recognized. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long- term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

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Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so‑called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.
The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax‑qualified plan will not be currently taxable unless shares are acquired with borrowed funds. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
Except as stated below, you may be subject to state and local taxes on Fund distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on certain types of federal securities or interest on securities issued by the particular state or municipalities within the state.
U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS. Nonresident aliens, foreign corporations and other foreign investors in the Funds will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Fund is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.
Fund distributions attributable to the other categories of Fund income, such as dividends from companies whose securities are held by a Fund and interest on debt securities, will generally be subject to a 30% withholding tax when paid to foreign shareholders. However, certain interest related dividends and short-term capital gain dividends as designated by a Fund are not subject to this 30% withholding tax if the shareholder provides a properly completed Form W‑8BEN or W‑8BEN‑E, as applicable. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W‑8BEN or W‑8BEN‑E, as applicable to establish entitlement for these treaty benefits. In addition, the Funds will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.
Notwithstanding the foregoing, gains from United States Real Property Interests (as defined in the Code) are subject to different rules, as discussed below.
Foreign corporations recognizing income or gain under these rules may be subject to the U.S. Branch Profits Tax.
Except as described above, a foreign investor will generally not be subject to U.S. tax on gains realized on sales or exchanges of Fund shares unless the investment in the Fund is connected to a trade or business of the investor in the United States or if the investor is present in the
United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.
TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who purchases a Creation Unit by exchanging securities in‑kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at that time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in‑kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in‑kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on a basis that there has been no significant change in economic position. Persons effecting in‑kind creations or redemptions should consult their own tax adviser with respect to these matters.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units of a Fund is generally treated as long-term capital gain or loss if the Fund’s shares have been held for more than one year and as a short-term capital gain or loss if the Funds shares have been held for one year or less, assuming such Creation Units are held as a capital asset.
If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in‑kind. There are certain tax requirements that each Fund must follow in order to qualify as a regulated investment company and to avoid federal income taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activity in some types of instruments.

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CONSULT YOUR TAX PROFESSIONAL. Your investment in the Funds could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Funds. More tax information is provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

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SECURITIES, TECHNIQUES AND RISKS
ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES
The following provides additional information regarding each Fund’s investment objective, principal investment strategies and related risks discussed in the Fund Summaries-Principal Investment Strategies section for each Fund, as well as information about additional investment strategies and techniques that a Fund may employ in pursuing its investment objective. The Funds also may make other types of investments to the extent permitted by applicable law. Additional information about the Funds, their investment strategies and risks can also be found in the Funds’ SAI. Future legislative, regulatory, or tax developments may affect the investments or investment strategies available to NTI in connection with managing the Funds, which may also adversely affect the Funds’ return potential and ability of the Funds to achieve their investment objective.
All investments carry some degree of risk that will affect the value of a Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in each Fund.
INVESTMENT OBJECTIVES. A Fund’s investment objective may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes to a Fund’s investment objective.
ALTERNATIVE MINIMUM TAX RISK. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause shareholders to be subject to, or result in an increased liability under, the federal alternative minimum tax.
AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. The Funds have a limited number of institutions that act as Authorized Participants and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non‑U.S. securities or other securities or instruments that are less widely traded. Such securities or instruments often involve greater settlement and operational issues and capital costs for Authorized Participants.
CASH TRANSACTIONS RISK. Paying redemption proceeds entirely in cash rather than through in‑kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As a result, a Fund may pay out higher or lower annual capital gains distributions than ETFs that meet redemption orders entirely in‑kind with portfolio securities. The use of all cash creations and redemption orders may also cause a Fund’s shares to trade in the secondary market at wider bid‑ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, a Fund’s performance could be negatively impacted.
CREDIT (OR DEFAULT) RISK. Credit risk, also called default risk, is the risk that an issuer of fixed income securities held by a Fund may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. Concerns over an issuer’s ability to make principal or interest payments in a timely manner may cause the value of a fixed income security to decline. The credit quality of a debt security or of the issuer of a debt security held by a Fund could deteriorate rapidly, which may impair a Fund’s liquidity or cause a deterioration in the market value of a Fund’s securities. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties. In addition, the Funds may incur expenses in an effort to protect a Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.
DEBT EXTENSION RISK is the risk that when interest rates rise, an issuer will exercise its right to pay principal on certain debt securities held by the Funds later than expected. This will cause the value of the security, and the Fund’s NAV to decrease and the Fund may lose opportunities to invest in higher yielding securities.

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DERIVATIVES. To the extent consistent with their investment objectives and strategies, a Fund may utilize certain “derivative” instruments for hedging or speculative purposes. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest or currency exchange rates, or other indices and may be leveraged. Derivatives include futures contracts, options, swaps, and forward foreign currency exchange contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time, with both the purchaser and the seller equally obligated to complete the transaction at that future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
An option is an agreement between two parties that gives the purchaser of the option the right to buy or sell a particular asset (commonly a stock, shares of an ETF, a bond, a currency, a futures contract or even the value represented by an index) at a later date at an agreed upon price referred to as the “strike” price. A call option gives the purchaser of the option the right (but not the obligation) to buy the underlying asset at the strike price, while a put option gives the purchaser the right (but not the obligation) to sell the underlying asset at the strike price. In either case, the writer (seller) of the option incurs the corresponding obligation to fulfill the transaction if the option is exercised. The price of an option derives from the difference between the strike price and the value of the underlying asset, the expected volatility of that underlying asset and the time remaining until the expiration of the option.
By selling put and call options, a Fund receives a premium from the option buyer, which increases the Fund’s return if the option is closed at a gain or expires out‑of‑the‑money. An option is “out‑of‑the‑money” if the strike price of the option is below (for a put) or above (for a call) the value of the relevant underlying asset. If, however, the strike price of the option is above (for a put) or below (for a call) the value of the relevant underlying asset and/or the option’s price increases above the price at which it was sold, the Fund may (1) if the buyer has not exercised the option, close the option contract at a loss or (2) if the buyer has exercised the option, (i) pay the buyer the difference between the strike price and the value of underlying asset, or (ii) deliver (if a call) or purchase (if a put) the underlying asset, depending on whether the option is cash settled or deliverable.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to the price, value or level of a specified underlying asset, which can be a security, index, reference rate, commodity, currency or other asset, or a basket of any of the foregoing. The notional amount of a swap is based on the nominal or face amount of the reference asset that is used to calculate payments made under that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the price, value or level of the underlying asset to calculate payments between them through the life of the swap.
A forward foreign currency exchange contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate.
INVESTMENT STRATEGY. Under normal market conditions, a Fund may utilize derivative instruments if consistent with the Fund’s objective, strategies and overall risk profile. In unusual circumstances, including times of increased market volatility, a Fund may make more significant investments in derivatives. A Fund may use derivatives for hedging purposes to offset a potential loss in one position by establishing an interest in an opposite position, to gain exposure to certain countries or currencies or for liquidity management purposes. The Funds may also invest in derivatives for liquidity purposes.
SPECIAL RISKS. An investment in derivatives can be more sensitive to changes in interest rates and sudden fluctuations in market prices than conventional securities. Certain derivatives do not trade on an established exchange (referred to as over‑the‑counter (OTC) derivatives) and are simply financial contracts between a Fund and a counterparty. When a Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, a Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, a Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the

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derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make a Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of a Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and a Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which a Fund may be most in need of liquidating its derivative positions. To the extent that a Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired. Another consequence of illiquidity is that a Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Fund’s investment adviser would otherwise have attempted to avoid.
Derivatives strategies may not always be successful. For example, hedges are sometimes subject to imperfect correlation between the derivative and the underlying asset, and there can be no assurance that a Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences. Engaging in derivative transactions also involves other risks, including (a) market risk that a Fund’s derivatives position will lose value; (b) pricing risk that the value of a derivative instrument will be difficult to determine; and (d) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, a Fund may suffer a loss whether or not the analysis of the Investment Adviser is accurate.
Entering into derivatives contracts may cause a Fund to miss favorable trading opportunities due to a lack of sufficient cash or readily marketable securities, and may also cause a Fund to realize losses on offsetting or terminated derivative contracts or special transactions.
FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK is the risk that a Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during a Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in a Fund returning a lesser (or greater) amount during any particular rung or upon liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in a Fund relative to a direct investment in bonds. If the amount you receive as principal payments or liquidation proceeds upon the Fund’s liquidation is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
FUND TERMINATION RISK is the risk that, unlike an investment in a traditional investment company with perpetual existence, the Funds are designed to liquidate in the applicable terminal year and thus a shareholder of a Fund will not receive distributions from such Fund beyond the terminal year. In addition, investors considering purchasing Fund shares should consider the price of the shares and the remaining term of the Fund at that time prior to making such a decision.
OPTIONS. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the future at an agreed upon price prior to the expiration date of the option.
INVESTMENT STRATEGY. To the extent consistent with their investment objectives and strategies, a Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes, to earn additional income, gain exposure to certain countries or currencies, in anticipation of the purchase of securities and for liquidity management purposes.
Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies or the yield differential between two securities.
SPECIAL RISKS. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the Investment Adviser is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to predict future price fluctuations and the degree of correlation between the options and securities markets.

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Each Fund will invest and trade in unlisted over‑the‑counter options only with firms deemed creditworthy by the Investment Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing
Corporation, which performs the obligations of its members that fail to perform them in connection with the purchase or sale of options. Therefore, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract.
ILLIQUID OR RESTRICTED INVESTMENTS. An illiquid investment is defined in Rule 22e‑4 under the 1940 Act (“Rule 22e‑4”) as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable rate demand notes that cannot be called within seven days, certain unlisted over‑the‑counter derivative instruments, and securities and other financial instruments that, using information obtained after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations, are determined to be illiquid. Restricted securities are those that are subject to resale restrictions such as those contained in Rule 144A promulgated under the 1933 Act, as further discussed below.
INVESTMENT STRATEGY. Pursuant to Rule 22e‑4, a Fund may invest up to 15% of its net assets in illiquid investments. A domestically traded security that is not registered under the Securities Act of 1933, as amended (the “1933 Act”) will not be considered illiquid if the Investment Adviser determines that an adequate trading market exists for that security. If otherwise consistent with their investment objectives and strategies, the Funds may purchase commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Investment Adviser to the Funds and the Investment Adviser determines that, under guidelines approved by the Board of Trustees, the Fund reasonably expects such securities can be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e‑4, and the Trustees have approved the designation of the Investment Adviser to administer the Trust’s liquidity risk management program and related procedures.
SPECIAL RISKS. Because illiquid and restricted investments may be difficult to sell at a desirable price, they may be subject to greater volatility and may result in a loss to a Fund. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value because market quotations may not be readily available and the securities may have significant volatility. Also, the Fund may receive only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. The practice of investing in Rule 144A Securities and commercial paper available to qualified institutional buyers could increase the level of a Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities. Investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer, market events, economic conditions and/or investor perception. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to greater liquidity risk.
INCOME RISK. A Fund’s income may decline when interest rates fall. This decline can occur because a Fund must invest in lower-yielding bonds as bonds in its portfolio mature, or a Fund otherwise needs to purchase additional bonds. If a Fund invests in Treasury Inflation-Protected Securities (“TIPS”), the Fund’s income may decline due to a decline in inflation (or deflation). If there is deflation, the principal value of inflation-linked securities, such as TIPS, will be adjusted downward, and consequently the interest payments (calculated with respect to a smaller principal amount) will be reduced. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less income on the security than on a conventional bond.
INFLATION-INDEXED SECURITIES RISK is the risk that the value of inflation protected securities, such as TIPS, generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

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In addition, the market for inflation-indexed securities may be less developed or liquid, and more volatile, than certain other securities markets. In addition, positive adjustments to principal generally will result in taxable income to the Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity.
INFLATION-PROTECTED SECURITIES RISK. The value of inflation-indexed debt securities are subject to the effects of changes in real interest rates that may change as a result of different factors. In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-indexed securities will vary along with changes in the Consumer Price Index for All Urban Consumers Non‑Seasonally Adjusted (CPI‑U) before seasonal adjustment (calculated by the Bureau of Labor Statistics). Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. There can be no assurance that the inflation index used (i.e., CPI‑U) will accurately measure the price increase of a certain good or service. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in a calendar year.
INTEREST RATE RISK. A Fund’s yield will vary with changes in interest rates. During periods of rising interest rates, the market value of a Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Fund’s securities will tend to be higher. A Fund’s yield will vary as short-term securities in its portfolio mature and assets from new creates are invested in securities with different interest rates. In a period of rising interest rates, a Fund’s yield may not increase proportionately or rise as quickly as the yields of certain other short-term investments. Investments held by a Fund with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities. During periods when inflation rates are high or rising, or during periods of low interest rates, the Funds may be subject to a greater risk of rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets and the Funds’ investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. A low or negative interest rate environment may cause a Fund’s earnings to fall below the Fund’s expense ratio, resulting in low or negative yield and a decline in the Fund’s NAV.
INVESTMENT GRADE SECURITIES. A security is considered investment grade if, at the time of purchase, it is rated:

∎	BBB or higher by S&P;

∎	Baa3 or higher by Moody’s;

∎	BBB or higher by Fitch; or

∎	BBB or higher by DBRS Morningstar Ratings Limited (“DBRS”).
A security will be considered investment grade if it receives one of the above ratings, or a comparable rating from another organization that is recognized as a Nationally Recognized Statistical Rating Organization (“NRSRO”), even if it receives a lower rating from other rating organizations. An unrated security also may be considered investment grade if the Investment Adviser determines that the security is comparable in quality to a security that has been rated investment grade.
INVESTMENT STRATEGY. To the extent consistent with their investment objectives and strategies, the Funds may invest in investment grade fixed-income securities.
SPECIAL RISKS. Although securities rated BBB by S&P, DBRS or Fitch, or Baa3 by Moody’s are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund and may be in default. The Investment Adviser will consider such an event in determining whether the Fund should continue to hold the security.
Generally, the lower the credit rating of a security, issuer, guarantor or counterparty, the higher the degree of risk as to payment of interest and return of principal.
LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, certain assets that a Fund wants to buy may be difficult or impossible to purchase. Any of these events could have a negative effect on portfolio management or performance. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for certain fixed income securities. The potential for liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income

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mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with potential market and/or credit risk tend to have the greatest exposure to liquidity risk. All of these risks may increase during periods of market volatility. The liquidity of certain assets, such as privately issued and non‑investment grade mortgage- and asset-backed securities, may be difficult to ascertain and may change over time. Transactions in less liquid securities may entail transaction costs that are higher than those for transactions in more liquid securities.
MANAGEMENT RISK is the risk that actively managed Funds could experience losses if the Investment Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Funds’ portfolios prove to be incorrect. There can be no guarantee that the Investment Adviser’s investment decisions and investment techniques will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Funds and, therefore, the ability of the Funds to achieve their respective investment objectives.
MARKET RISK is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns. With respect to equity investments, stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Price changes may be temporary or last for extended periods. Accordingly, the values of the equity investments that a Fund holds may decline over short or extended periods. This volatility means that the value of your investment in a Fund may increase or decrease.
The United States and international markets have periodically experienced extraordinary volatility including, substantial price volatility, substantially lower valuations, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the risks described in this Prospectus may be heightened. The U.S. government has historically taken numerous steps to alleviate these market concerns, including without limitation, acquiring ownership interests in distressed institutions. However, there is no assurance that such actions will be successful or that the U.S. Government will continue to support distressed institutions. Continuing market problems and government intervention in the economy may adversely affect the Funds.
MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets throughout the world during the past decade. These conditions may recur.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including through interest rate changes. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Governmental or central bank actions, including interest rate increases, measures to address budget deficits, or contrary actions by different governments, as well as downgrades of sovereign debt, fluctuations in oil and commodity prices, dramatic changes in currency exchange rates and geopolitical events (including war and terror attacks) could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests.
Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets.
Political turmoil within the U.S. and abroad may also impact the Funds. Although the U.S. government has historically honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, public health emergencies (including pandemics and epidemics) and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund directly invests in securities of issuers located in or with significant exposure to the

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countries directly affected, the value and liquidity of a Fund’s investments may be negatively affected.
RECENT MARKET EVENTS. Geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of a Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.
Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent a Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase the Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. You should also review this prospectus and the SAI to understand each Fund’s discretion to implement temporary defensive measures, as well as the circumstances in which a Fund may satisfy redemption requests in‑kind.
MARKET TRADING RISKS
ABSENCE OF ACTIVE MARKET
Although the shares of the Funds described in this Prospectus are listed for trading on a listing exchange and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for such shares will be developed or maintained.
LACK OF MARKET LIQUIDITY
Secondary market trading in Fund shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of a Fund will continue to be met or will remain unchanged.
SHARES OF THE FUNDS MAY TRADE AT PRICES OTHER THAN NAV
Shares of the Funds may trade at, above or below their most recent NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of a Fund’s holdings. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to the Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions including disruptions at market makers, Authorized Participants, or market participants or during periods of significant volatility, may result in trading prices that differ significantly from NAV. For example, during a “flash crash,” the market prices of a Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in Fund shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Fund shares at these temporarily low market prices. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses that are in addition to any losses caused by a decrease in NAV.
Since foreign exchanges may be open on days when certain Funds do not price their shares, the value of the securities in these Funds’ portfolios may change on days when shareholders will not be able to purchase or sell the Funds’ shares.
SECONDARY MARKET TRADING RISK
A Fund may experience low trading volume and wide bid/ ask spreads. Bid/ask spreads vary over time based on trading

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volume and market liquidity (including for the underlying securities held by the Fund), and are generally lower if shares of a Fund have more trading volume and market liquidity and higher if shares of the Fund have little trading volume and market liquidity. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to declining liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of the Fund’s shares and their underlying value.
MUNICIPAL AND RELATED INSTRUMENTS. Municipal instruments include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities.
Municipal instruments include both “general” and “revenue” bonds and may be issued to obtain funds for various public purposes. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. In some cases, revenue bonds also are payable from the proceeds of a special excise or other specific revenue source such as lease payments from the user of a facility being financed. Some municipal instruments, known as private activity bonds, are issued to finance projects for private companies. Private activity bonds are usually revenue obligations since they typically are payable by the private user of the facilities financed by the bonds.
Municipal instruments also include “moral obligation” bonds, municipal leases, certificates of participation and asset-backed securities such as custodial receipts. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or municipality. Municipal leases and participation certificates present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments on an annual basis. Custodial receipts represent interests in municipal instruments held by a trustee or custodian.
Certain municipal obligations are issued with interest rates that adjust periodically. Such municipal floating-rate debt obligations are generally indexed to the Securities Industry and Financial Market Association index, the Consumer Price Index or other indices. Municipal floating-rate debt obligations include, but are not limited to, municipal floating rate notes, floating-rate notes issued by tender option bond trusts, auction rate preferred securities, synthetic floating-rate securities (e.g., a fixed-rate instrument that is subject to a swap agreement converting a fixed rate to a floating rate) and other municipal instruments with floating interest rates (such as variable rate demand preferred shares and variable rate term preferred shares).
Municipal instruments also include tax‑exempt derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have imbedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate.
A Fund may acquire “stand‑by commitments” relating to the municipal instruments it holds. Under a stand‑by commitment, a dealer agrees to purchase, at the Fund’s option, specified municipal instruments at a specified price. A stand‑by commitment may increase the cost, and thereby reduce the yield, of the municipal instruments to which the commitment relates. A Fund will acquire stand‑by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights for trading purposes.
INVESTMENT STRATEGY. Each of Northern Trust 2030 Tax‑Exempt Distributing Ladder ETF, Northern Trust 2035 Tax‑Exempt Distributing Ladder ETF, Northern Trust 2045 Tax‑Exempt Distributing Ladder ETF and Northern Trust 2055 Tax‑Exempt Distributing Ladder ETF (the “Tax‑Exempt Distributing Ladder ETFs,” and each, a “Tax‑Exempt Distributing Ladder ETF”) may invest from time to time in municipal instruments or other securities issued by state and local governmental bodies. Generally, this will occur when the yield of municipal instruments, on a pre‑tax basis, is comparable to that of other permitted short-term taxable investments.
The Tax‑Exempt Distributing Ladder ETFs invest primarily in municipal instruments. Although it is not their current policy to do so on a regular basis, these Funds may invest more than 25% of their total assets in municipal instruments the interest upon which is paid solely by governmental issuers from revenues of similar projects. However, they do not intend to invest more than 25% of the value of their total assets in industrial development bonds or similar obligations where the non‑governmental entities supplying the revenues to be paid are in the same industry.
The Tax‑Exempt Distributing Ladder ETFs may invest from time to time more than 25% of the value of their total assets in municipal instruments whose issuers are in the same state.
SPECIAL RISKS. Municipal instruments may be backed by letters of credit, insurance or other forms of credit enhancement issued by foreign and domestic banks, insurance companies and other financial institutions. If the credit quality of these banks, insurance companies and financial institutions declines, a Fund could suffer a loss to the extent that the Fund is relying upon this credit support. Foreign institutions can present special risks relating to higher transaction and custody costs, the imposition of additional taxes by foreign

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governments, less complete financial information, less market liquidity, more market volatility and political instability. Foreign banks, insurance companies and financial institutions may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements than U.S. banks.
In addition, a single enhancement provider may provide credit enhancement to more than one of a Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on a Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Fund.
Bond insurers that provide credit enhancement for large segments of the fixed-income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress. Municipal bonds may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insurance does not protect a Fund or its shareholders from losses caused by declines in a bond’s market value. Also, an insurance company’s exposure to securities involving subprime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurance company.
In addition, when a substantial portion of a Fund’s assets is invested in instruments that are used to finance facilities involving a particular industry, whose issuers are in the same state or which otherwise are related, there is a possibility that an economic, business or political development affecting one instrument would likewise affect the related instrument.
Some tax‑exempt derivative instruments represent relatively recent innovations in the municipal bond markets, and the trading market for these instruments is less developed than the markets for traditional types of municipal instruments. It is, therefore, uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by the issuer or the issuer’s credit provider may be greater for tax‑exempt derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax‑exempt derivative instrument is tax‑exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.
In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Any of these effects could have a significant impact on the prices of some or all of the municipal instruments held by the Funds.
MUNICIPAL MARKET VOLATILITY RISK. The Funds may be adversely affected by volatility in the municipal market. The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of the issuers of municipal securities. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease a Fund’s investment performance and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Additionally, the increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because nontraditional participants may trade more frequently or in greater volume. In recent years, an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.
Some tax‑exempt derivative instruments represent relatively recent innovations in the municipal bond markets, and the trading market for these instruments is less developed than the markets for traditional types of municipal instruments. It is, therefore, uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by the issuer or the issuer’s credit provider may be greater for tax‑exempt derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the Internal

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Revenue Service has not ruled on whether the interest received on a tax‑exempt derivative instrument is tax‑exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.
NON‑DIVERSIFICATION RISK is the risk that Funds that are classified as non‑diversified can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund may be unable to recoup all of its initial investment, will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will also suffer from having to reinvest in lower yielding securities. The Fund may also lose any premium it paid to purchase the securities.
SMALL FUND RISK. A Fund may not grow to or maintain an economically viable size, in which case it may liquidate prior to the anticipated liquidation date in the terminal year, thus impacting the Fund’s ability to achieve its investment objective. In addition, investors in A Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or transacting in securities at the desired prices or on desirable terms. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. A Fund’s distributor does not maintain a secondary market in the shares.
MUNICIPAL TAX LIABILITY RISK. A Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for regular federal income tax purposes. Subsequent to a Fund’s acquisition of a municipal security, however, the municipal security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as exempt-interest dividends could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including its derivative holdings, may result in the receipt of taxable income or gains by the Fund.
While the Tax‑Exempt Distributing Ladder ETFs intend to redeem Creations Units primarily for cash, each Tax‑Exempt Distributing Ladder ETF has the ability to engage in certain in‑kind redemptions. Please note that such in‑kind redemptions may cause certain distributions that would otherwise be tax‑free returns of capital to instead be treated as taxable dividends.
VALUATION RISK. The sale price a Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of certain Funds may be traded on non‑U.S. exchanges, and non‑U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. In addition, a Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers.
OTHER SECURITIES AND RISKS. Additionally, to the extent consistent with their investment objectives and strategies, the Funds may purchase other types of securities or instruments similar to those described in these sections. You should carefully consider the risks discussed in these sections before investing in a Fund.
Each Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
CYBERSECURITY RISK. With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of the Funds’ operations, the Funds and their investment adviser, custodian, transfer agent, distributor and other service providers and the financial intermediaries of each (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information,

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(iii) shut down a Fund or Service Provider website through denial‑of‑service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.
Successful cyber-attacks or other cyber-failures or events affecting the Funds or their Service Providers may adversely impact a Fund or its shareholders. For instance, such attacks, failures or other events may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, or cause reputational damage. Such attacks, failures or other events could also subject the Funds or their Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Funds or their Service Providers may also incur significant costs to manage and control Cyber Risk. While the Funds and their Service Providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Funds have limited ability to prevent or mitigate cybersecurity incidents affecting Service Providers, and such Service Providers may have limited indemnification obligations to the Funds or their investment adviser, and the Funds cannot control the cybersecurity plans and systems put in place by the Service Providers or any other third parties whose operation may affect the Funds or their shareholders. The Funds and their shareholders could be negatively impacted as a result.
LARGE SHAREHOLDER RISK. Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of a Fund’s shares. In addition, a third-party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a market maker, or another entity may invest in a Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
To the extent a significant percentage of the shares of a Fund are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Investment Adviser or an affiliate of the Investment Adviser has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Investment Adviser or an affiliate of the Investment Adviser and may adversely affect a Fund’s performance if the Investment Adviser is forced to sell portfolio securities or invest cash when the Investment Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. In addition, a large redemption could result in each Fund’s current expenses being allocated over a smaller asset base, leading to an increase in such Fund’s gross expense ratio. Large purchases of a Fund’s shares may also adversely affect the Fund’s performance to the extent that a Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would to the extent that the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.
OPERATIONAL RISK. The Investment Adviser to the Funds and other Fund service providers may be subject to operational risk and may experience disruptions and operating errors. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may adversely affect a Fund’s ability to calculate its NAV in a timely manner, including over a potentially extended period. Moreover, disruptions (for example, pandemics and health crises) that cause prolonged periods of remote work or significant employee absences at the Funds’ service providers could impact the ability to conduct the Funds’ operations. While service providers are required to have appropriate operational risk management policies and procedures in place, their methods of operational risk management may differ from those of the Funds in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Investment Adviser or other Fund service providers to identify all of the operational risks that may affect a Fund or to develop processes

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and controls to completely eliminate or mitigate their occurrence or effects.
RETURN OF CAPITAL/DISTRIBUTION RISK is the risk that the Fund’s distributions will involve a return of capital, which, although not generally taxable, may lower a shareholder’s basis in the Fund’s shares, thus potentially subjecting the shareholder to future tax consequences in connection with the sale of Fund shares, even if sold at a loss to the shareholder’s original investment. In addition, while the Fund seeks to provide periodic distributions, there is no guarantee that the Fund will make a distribution (i) at any specific interval or (ii) comprised of only dividend income. When the Fund does make distributions, the amounts and tax characterization of such distributions will likely vary from one distribution to the next and could vary significantly, particularly when paying returns of capital upon maturity of the underlying bonds. Shareholders should also be aware that any distribution may be re-characterized for tax purposes at year-end, which may result in a portion or different portion of prior distributions being re-characterized as returns of capital or as dividend income. Further, the Fund will make distributions to shareholders in the Fund as of the record date for such distributions and, therefore, shareholders should not expect to recoup portions of their investment in connection with any distribution. Shareholders that purchase Fund shares shortly before the record date for a distribution may receive a distribution that includes a return of capital, which will result in a reduction in the shareholders’ basis in the Fund’s shares. Shareholders should review the Fund’s anticipated distribution schedule before making an investment in the Fund.
A return of capital distribution is only tax‑free to a shareholder to the extent such shareholder’s tax basis in their Fund shares exceeds the amount of distribution received. Any such amount of a distribution that would otherwise be return of capital but exceeds a shareholder’s tax basis would be taxable. There is no guarantee that any distribution will be comprised of a tax‑free return of capital and may instead include taxable income and/or capital gains.
The Funds may invest in other securities and are subject to further restrictions and risks that are described in the SAI. Additional information about the Funds, their investments and related risks can also be found in “Investment Objectives and Strategies” in the SAI.

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FINANCIAL HIGHLIGHTS
The Funds are newly organized and therefore have not yet had any operations prior to the date of this Prospectus.

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FOR MORE INFORMATION
ANNUAL/SEMIANNUAL REPORTS AND STATEMENT OF ADDITIONAL INFORMATION
Additional information about the Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders and in Form N‑CSR. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. In Form N‑CSR, you will find the Fund’s annual and semi-annual financial statements.
Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).
The Funds’ annual and semiannual reports (once available), the SAI, and other information such as Fund financial statements are available free upon request by calling the Funds at 1‑855‑353‑9383, by sending an email request to: NorthernTrustETF@acaglobal.com, or on the Funds’ website at flexshares.com. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Funds’ shares may be purchased or sold.
TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:
BY TELEPHONE
Call 1‑855‑353‑9383
BY MAIL
Northern Funds
P.O. Box 75986
Chicago, Illinois 60675-5986
ON THE INTERNET
The Funds’ documents are available online and may be downloaded from:

∎	The EDGAR database on the SEC’s website at www.sec.gov (text-only).

∎	The Funds’ website at flexshares.com.
Reports and other information about Northern Funds’ are available on the EDGAR database on the SEC’s internet site at http://www.sec.gov. You also may obtain copies of Northern Funds’ documents, after paying a duplicating fee, by electronic request to: publicinfo@sec.gov.

811‑08236

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